Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2019	Mar. 31, 2018
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 3,561	¥ 3,579
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,645	3,650
Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	29	35
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	29	35
Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	109	110
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	109	110
CMBS and RMBS
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	2,654	2,775
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	2,654	2,775
Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	153	174
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	153	174
Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs
Private equity investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	12	13
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	12	13
Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	593	455
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	593	455
Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	11	17
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	11	17
Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 84	¥ 71